Selected Account Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Selected Account Information [Abstract]
Schedule of Receivables	Receivables as of June 30, 2024 and December 31, 2023 consisted of the following:
	June 30, 2024	December 31, 2023
Trade accounts receivable	$6,317,057	$6,731,603
Factoring reserve holdback	532,520	-
Retainage	1,122,825	1,075,761
Total receivables	7,972,402	7,807,364
Allowance for expected credit losses	(343,200)	(344,165)
Total receivables, net	$7,629,202	$7,463,199

Schedule of Inventories	Inventories as of June 30, 2024 and December 31, 2023 consisted of the following:
	June 30, 2024	December 31, 2023
Eyewear	$5,676,332	$5,880,478
Automotive	944,047	1,190,899
Construction	1,600,735	1,976,067
Total inventories	8,221,114	9,047,444
Less reserve for obsolescence	(1,491,000)	(1,446,000)
Total inventories, net	$6,730,114	$7,601,444
Inventories as of December 31, 2023 and 2022 consisted of the following:
	December 31, 2023	December 31, 2022
Appliances	$1,447,368	$2,155,839
Eyewear	5,880,478	-
Automotive	1,190,899	934,683
Construction	1,976,067	1,519,345
Total inventories	10,494,812	4,609,867
Less reserve for obsolescence	(1,495,280)	(425,848)
Total inventories, net	$8,999,532	$4,184,019

Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets as of June 30, 2024 and December 31, 2023 consisted of the following:
	June 30, 2024	December 31, 2023
Prepaid expenses	$543,134	$104,156
Prepaid inventory	214,021	282,410
Prepaid taxes	240,788	304,788
Other current assets	204,565	206,342
Total prepaid expenses and other current assets	$1,202,508	$897,696

Schedule of Accounts Payable and Accrued Expenses	Accounts payable and accrued expenses as of June 30, 2024 and December 31, 2023 consisted of the following:
	June 30, 2024	December 31, 2023
Trade accounts payable	$9,535,819	$7,155,339
Credit cards payable	323,628	318,314
Accrued payroll liabilities	1,133,140	1,241,448
Accrued interest	2,584,603	1,712,991
Accrued dividends	12,724	32,997
Accrued taxes	225,699	371,524
Other accrued liabilities	1,607,761	1,362,063
Total accounts payable and accrued expenses	$15,423,374	$12,194,676
Accounts payable and accrued expenses as of December 31, 2023 and 2022 consisted of the following:
	December 31, 2023	December 31, 2022
Trade accounts payable	$7,540,554	$4,129,393
Credit cards payable	401,665	357,964
Accrued payroll liabilities	1,334,456	824,369
Accrued interest	1,712,991	1,179,875
Accrued dividends	32,997	136,052
Other accrued liabilities	2,095,958	114,116
Total accounts payable and accrued expenses	$13,118,621	$6,741,769